Leases - Supplemental balance sheet information related to leases (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Operating leases:
Operating lease ROU assets, net	$ 109	$ 105
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets, net	Other assets, net
Current operating lease liabilities	$ 48	$ 45
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Operating lease liabilities (3)	$ 60	$ 56
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total operating lease liabilities	$ 108	$ 101
Finance Leases:
Property and equipment, at cost	8	8
Accumulated depreciation	(3)	(2)
Property and equipment, net	5	6
Current obligations under finance leases (4)	$ 1	$ 1
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other current liabilities	Other current liabilities
Obligations under finance leases		$ 1
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Finance Lease And Tower Obligation, Noncurrent
Total finance lease liabilities	$ 1	$ 2